Lease liabilities	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease liabilities
10	Lease liabilities
Finance
The information pertaining to finance lease liabilities on the consolidated balance sheets is as follows:

	2020	2019
	$	$

Finance lease liabilities	15,573,586	8,415,404
Less: Current portion of finance lease liabilities	(3,264,806)	(1,789,995)

Non-current portion of finance lease liabilities	12,308,780	6,625,409

The components of finance lease cost recognized in the consolidated statements of operations and comprehensive loss are as follows:

	2020	2019
	$	$

Amortization expense for equipment under finance leases	2,927,249	1,794,673
Interest expense on finance lease liabilities	637,191	296,603

Finance lease cost	3,564,440	2,091,276

Undiscounted cash flows for finance leases recorded in the consolidated balance sheets were as follows at December 31, 2020.

$

2021	3,910,052
2022	3,768,295
2023	3,347,796
2024	2,749,931
2025	1,893,323
Thereafter	1,762,745

Total minimum lease payments	17,432,142
Less: Amount of lease payments representing interest	(1,858,556)

Present value of future minimum lease payments	15,573,586
Less: Current portion of finance lease liabilities	(3,264,806)

Non-current finance lease liabilities	12,308,780

The lease term and discount rates are as follows:

	2020	2019

Weighted average remaining lease term-finance leases (years)	4.9	4.8
Weighted average discount rate-finance leases	4.6%	5.1%
Supplemental cash flow information related to finance leases is as follows:

	2020	2019
	$	$

Operating cash flows from finance leases	637,191	296,603
Financing cash flows from finance leases	1,524,548	904,193
Right-of-use assets obtained in exchange for finance lease obligations	8,816,902	5,309,686
Operating
The information pertaining to operating lease liabilities on the consolidated balance sheet is as follows:

	2020	2019
	$	$

Operating lease liabilities	132,299,312	129,049,990
Less: Current portion of operating lease liabilities	(9,345,656)	(9,276,298)

Non-current portion of operating lease liabilities	122,953,656	119,773,692

The components of operating lease cost recognized in the consolidated statement of operations and comprehensive income (loss) are as follows:

	2020	2019
	$	$

Operating lease cost	20,624,622	18,040,356
Variable lease cost	4,109,277	3,478,748
Short-term lease cost	246,785	170,366

Total operating lease cost	24,980,684	21,689,470

Undiscounted cash flows for operating leases recorded in the consolidated balance sheets were as follows at December 31, 2020.

$

2021	18,380,966
2022	18,075,153
2023	17,224,588
2024	16,355,082
2025	15,659,482
Thereafter	137,590,224

Total minimum lease payments	223,285,495
Less: Amount of lease payments representing interest	(90,986,183)

Present value of future minimum lease payments	132,299,312
Less: Current portion of operating lease liabilities	(9,345,656)

Non-current operating lease liabilities	122,953,656

The lease term and discount rates are as follows:

	2020	2019

Weighted average remaining lease term-operating leases (years)	12.7	14.1
Weighted average discount rate-operating leases	7.4%	7.1%
Supplemental cash flow information related to operating leases is as follows:

	2020	2019
	$	$

Operating cash flows from operating leases	17,672,048	15,660,780
Right-of-use assets obtained in exchange for operating lease obligations	13,800,876	137,301,712